Other income	10 Months Ended
Jan. 31, 2024
Other income.
Other income

12.Other income

On August 21, 2023 the Company entered into a loan agreement (the "Loan Agreement") via its Australian subsidiary Psyence Australia (Pty) Ltd (the "Borrower"), to borrow up to AUD $1,100,000 by way of a secured loan (the "Loan") from RH Capital Finance Co., LLC. The Loan is secured by way of a General Security Agreement and parent company guarantee against the assets of the Borrower and the Company. The loan was granted to the Borrower after it successfully registered its research and development activities with the Australian Federal Government. The Borrower benefits from the Australian Federal Government’s Research & Development tax incentive program, which provides up to a 43.5% rebate on research and development expenses in Australia. The Loan bears interest at 16% per annum subject to a minimum interest chargeable period of 91 days, and is repayable at the earlier of: (a) 21 business days after the notice of assessment (in respect of R&D refunds) is issued by the Australian Taxation Office to the Borrower for the financial year ended June 30, 2023 (b) an event of default and (c) 30 November 2023.

The loan agreement with RH Capital Finance Co., LLC was repaid in full on October 5, 2023 when the Company received the research and development rebate of AUD $1,336,622 ($880,352) from the Australian Taxation office which was utilised to settle the loan payable. This rebate represents a government grant aimed at supporting research and development activities. Therefore, in accordance with International Financial Reporting Standards (IFRS), the grant is recognized as income when there is a reasonable assurance that the grant will be received and that the Company will comply with the conditions attached to it. These conditions were satisfied when the Company received the rebate on October 5, 2023.

$56,203 (January 31, 2023 - $nil) in interest expense was incurred during the ten months period ended January 31, 2024. The loan and all outstanding interest was repaid after quarter end after the Australian Taxation Office refunded 43.5% of expenditure incurred on research and development in Australia.